PROVISION FOR PURE SUNFARMS SUPPLY AGREEMENT (Details) $ in Millions	Sep. 30, 2019 CAD ($)
Contingent liability respect to the Joint Venture's recent sales
PROVISION FOR PURE SUNFARMS SUPPLY AGREEMENT
Amount claimed against the company	$ 7.2